Income Taxes (Details) (USD $)	12 Months Ended		100 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Net (loss) income from operations before taxes	$ (4,419,122)	$ (4,418,459)	$ (31,194,058)
Switzerland [Member]
Income Tax Disclosure [Line Items]
Net (loss) income from operations before taxes	(2,883,099)	(3,724,792)	(19,398,984)
South Africa [Member]
Income Tax Disclosure [Line Items]
Net (loss) income from operations before taxes	(234,099)	(678,233)	(9,536,218)
United States [Member]
Income Tax Disclosure [Line Items]
Net (loss) income from operations before taxes	(1,301,924)	(15,434)	(1,317,358)
Brazil [Member]
Income Tax Disclosure [Line Items]
Net (loss) income from operations before taxes	$ 0	$ 0	$ (941,498)